Note 15 - Income Taxes (Details) - Deferred Tax Assets (USD $)	Sep. 30, 2013	Sep. 30, 2012
Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	$ 13,655,000	$ 14,277,000
Reserves for uncollectible receivables	5,000	44,000
Accrued but unpaid bonuses	91,000	91,000
Difference between book and tax amortization	608,000	608,000
Stock Based Compensation	56,000	436,000
Other temporary differences	88,000	97,000
Total deferred tax assets	14,503,000	15,553,000
Valuation allowance	(14,503,000)	(15,553,000)
Net deferred tax asset	$ 0	$ 0